Intangible assets (revised) - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 GBP (£) USD ($) CASHGENERATINGUNIT	Dec. 31, 2022 GBP (£) CASHGENERATINGUNIT	Dec. 31, 2021 GBP (£)
Disclosure Of Intangible Assets [Line Items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			£ (27,614.0)	£ (24.0)
Impairment of goodwill			£ 4,614.0	£ 0.0	£ 57.0
Number of cash-generating units assessed for impairment | CASHGENERATINGUNIT			17	17
Value-in-use calculation on detailed financial budgets extrapolated period			10 years	10 years
Amortisation expense			£ 357.0	£ 437.0
Goodwill			£ 41,091.0	£ 47,956.0
Percentage of growth of operating units in financial budget in year 2 to 10 per annum			3.00%	3.00%
Value-in-use calculation on detailed financial budgets, period			2 years
Percentage of growth of operating units in financial budget after year 10 per annum			1.00%	1.00%
Future contractual commitments			£ 2.0	£ 1.0
US dollar
Disclosure Of Intangible Assets [Line Items]
Foreign exchange rate | $			1.213
Newport
Disclosure Of Intangible Assets [Line Items]
Long-term growth rates			(4.70%)	0.89%
Camel
Disclosure Of Intangible Assets [Line Items]
Long-term growth rates			(7.40%)	0.93%
Pall Mall
Disclosure Of Intangible Assets [Line Items]
Long-term growth rates			(13.70%)	1.00%
Natural American Spirit
Disclosure Of Intangible Assets [Line Items]
Long-term growth rates			(1.15%)	1.00%
Reynolds American Inc, Grizzly & Camel Snus
Disclosure Of Intangible Assets [Line Items]
Value-in-use calculation on detailed financial budgets extrapolated period			5 years
Percentage of growth of operating units in financial budget after year 5 per annum			1.00%	1.00%
Decrease in long term growth rates
Disclosure Of Intangible Assets [Line Items]
Assumptions decrease in combustible volume			1.00%
Brand names
Disclosure Of Intangible Assets [Line Items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			£ (22,995.0)	£ (10.0)
Carrying amount			£ 51,930.0	78,228.0
Value-in-use calculation on detailed financial budgets extrapolated period			5 years
Amortisation expense			£ 237.0	309.0
Brand names | Newport
Disclosure Of Intangible Assets [Line Items]
Carrying amount			£ 20,753.0	£ 33,236.0
Pre-tax discount rates			8.70%	9.20%
Volume 5 Year CAGR			(11.30%)	(6.70%)
Brand names | Camel
Disclosure Of Intangible Assets [Line Items]
Carrying amount			£ 7,822.0	£ 14,058.0
Pre-tax discount rates			8.90%	8.90%
Volume 5 Year CAGR			(12.30%)	(6.40%)
Brand names | Pall Mall
Disclosure Of Intangible Assets [Line Items]
Carrying amount			£ 2,608.0	£ 6,252.0
Pre-tax discount rates			9.40%	8.60%
Volume 5 Year CAGR			(18.80%)	(13.00%)
Brand names | Natural American Spirit
Disclosure Of Intangible Assets [Line Items]
Carrying amount			£ 10,439.0	£ 13,019.0
Pre-tax discount rates			7.90%	8.60%
Volume 5 Year CAGR			(7.60%)	(2.50%)
Brand names | Camel snus
Disclosure Of Intangible Assets [Line Items]
Carrying amount			£ 1,099.0	£ 1,355.0
Pre-tax discount rates			7.80%	8.60%
Volume 5 Year CAGR			(5.40%)	(5.30%)
Brand names | Grizzly
Disclosure Of Intangible Assets [Line Items]
Carrying amount			£ 9,209.0	£ 10,308.0
Pre-tax discount rates			7.80%	8.60%
Volume 5 Year CAGR			(3.90%)	(3.70%)
Forecast | Brand names
Disclosure Of Intangible Assets [Line Items]
Amortisation expense	£ 1,400.0	$ 1,800,000,000
Pro Forma | Brand names
Disclosure Of Intangible Assets [Line Items]
Amortisation and impairment of intangibles			£ 22,992.0
Pro Forma | Brand names | Newport
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates				7.90%
Pro Forma | Brand names | Camel
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates				7.60%
Top of range | Newport, Camel, Natural American Spirit & Pall Mall
Disclosure Of Intangible Assets [Line Items]
Intangible assets, remaining useful lives			30 years
Top of range | Brand names
Disclosure Of Intangible Assets [Line Items]
Intangible assets, remaining useful lives			20 years
Value-in-use calculation on detailed financial budgets extrapolated period			30 years
Top of range | Forecast | Brand names
Disclosure Of Intangible Assets [Line Items]
Intangible assets, remaining useful lives	30 years	30 years
Bottom of range | Newport, Camel, Natural American Spirit & Pall Mall
Disclosure Of Intangible Assets [Line Items]
Intangible assets, remaining useful lives			20 years
Bottom of range | Brand names
Disclosure Of Intangible Assets [Line Items]
Value-in-use calculation on detailed financial budgets extrapolated period			20 years
– internal development
Disclosure Of Intangible Assets [Line Items]
– internal development			£ 75.0	£ 37.0
– internal development | Brand names
Disclosure Of Intangible Assets [Line Items]
– internal development			0.0	0.0
– internal development | Cost | Computer software and assets in the course of development
Disclosure Of Intangible Assets [Line Items]
– internal development			450.0	£ 423.0
South Africa
Disclosure Of Intangible Assets [Line Items]
Impairment of goodwill			£ 291.0
Forecast assumptions amended period			5 years
Percentage of growth of operating units in financial budget after year 5 per annum			0.00%
Pre-tax discount rates			14.30%	10.40%
Goodwill			£ 189.0	£ 541.0
Peru
Disclosure Of Intangible Assets [Line Items]
Impairment of goodwill			£ 24.0
Forecast assumptions amended period			5 years
Percentage of growth of operating units in financial budget after year 5 per annum			0.00%
Pre-tax discount rates			12.40%	7.50%
Goodwill			£ 73.0	£ 103.0
United States
Disclosure Of Intangible Assets [Line Items]
Impairment of goodwill			£ 4,299.0	£ 0.0
Number of cash-generating units assessed for impairment | CASHGENERATINGUNIT			1	1
Forecast assumptions amended period			5 years
AME
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CASHGENERATINGUNIT			9	9
APMEA
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CASHGENERATINGUNIT			7	7
Malaysia
Disclosure Of Intangible Assets [Line Items]
Forecast assumptions amended period			5 years
Pre-tax discount rates			10.20%	11.40%
Goodwill			£ 217.0	£ 240.0
Percentage of decrease in forecast cash flows to reduce headroom to nil			30.70%
Percentage of increase in pre-tax discount to reduce headroom to nil			5.50%
Malaysia | New Categories
Disclosure Of Intangible Assets [Line Items]
Percentage of growth of operating units in financial budget after year 5 per annum			0.00%
Malaysia | Combustibles
Disclosure Of Intangible Assets [Line Items]
Percentage of growth of operating units in financial budget after year 5 per annum			(0.90%)
Other
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CASHGENERATINGUNIT			8
Pre-tax discount rates			6.70%	8.00%
Goodwill			£ 340.0	£ 344.0
Reynolds American
Disclosure Of Intangible Assets [Line Items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			(27,291.0)
Impairment of goodwill			4,299.0
Reynolds American | Brand names
Disclosure Of Intangible Assets [Line Items]
Impairment charges of intangibles			22,992.0
Carrying amount			51,930.0	78,228.0
Intangible assets			1,809.0	2,071.0
Reynolds American | Reynolds Goodwill
Disclosure Of Intangible Assets [Line Items]
Goodwill			30,938.0	37,181.0
Rothmans Group
Disclosure Of Intangible Assets [Line Items]
Goodwill			4,274.0	£ 4,704.0
Imperial Tobacco Canada
Disclosure Of Intangible Assets [Line Items]
Impairment of goodwill			£ 0.0
Long-term growth rates			(2.50%)
Period of value in use calculation on basis of cash flow forecast			5 years
Pre-tax discount rates			20.30%	19.40%
Goodwill			£ 2,386.0	£ 2,460.0
ETI
Disclosure Of Intangible Assets [Line Items]
Goodwill			1,428.0	1,461.0
S T
Disclosure Of Intangible Assets [Line Items]
Goodwill			£ 1,074.0	£ 1,102.0